Income Taxes - Uncertain Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Beginning balance	$ 390	$ 390
Increases related to current period		0
Decreases related to current period	0
Ending balance	$ 390	$ 390
North Carolina corporate income tax rate	2.50%
North Carolina corporate income tax rate expected by 2030	0.00%